EMPLOYEE BENEFIT PLANS (Details) - USD ($) shares in Millions	1 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2021	Sep. 30, 2022	Dec. 31, 2021	Feb. 28, 2014
United States
Defined Benefit Plan Disclosure [Line Items]
Defined contribution retirement plan, maximum employee contribution deferred		100.00%	100.00%
Discretionary match per participating employee, maximum		$ 4,000	$ 4,000
Foreign Plan
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution, percent of employees' eligible compensation			4.00%
2014 Employee Stock Purchase Plan
Defined Benefit Plan Disclosure [Line Items]
Shares of common stock reserved for issuance (in shares)				0.2
Number of additional shares authorized (in shares)	2.3
Common stock purchase price, discount rate		15.00%	15.00%
Common stock available for sale (in shares)		2.3	2.3